Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Net Income Per Share [Abstract]
Computation of Basic and Diluted Net Income per Share
	For the years ended December 31,
	2013	2014	2015

Net income attributable to Qihoo 360 Technology Co. Ltd	99,652	222,768	306,968
Undistributed earnings allocated to participating unvested shares (i)	3,175	3,848	2,538
Eliminate the dilutive effect of interest expense of Convertible Senior Notes	-	-	32,351

Net income attributable to Class A and Class B ordinary shareholders for computing basic net income per ordinary share	96,477	218,920	304,430

Net income attributable to nonvested shareholders for computing basic net income per participating unvested shares (i)	3,175	3,848	2,538

Weighted average ordinary shares outstanding used in computing basic net income per Class A and Class B ordinary share	174,727,288	181,909,716	184,322,471
Weighted average shares used in calculating net income per participating unvested share-basic	5,749,393	3,197,500	1,536,964
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed exercise of stock options and nonvested shares using the treasury stock method	12,560,169	12,384,156	8,676,398
Plus incremental weighted average ordinary shares from Convertible Senior Notes using as-if converted method	-	-	20,732,187
Weighted average ordinary shares outstanding used in computing diluted net income per Class A and Class B ordinary share (i)	193,036,850	197,491,372	215,268,020

Net income per Class A and Class B ordinary share-basic	$0.55	$1.20	$1.65
Net income per participating unvested share-basic	$0.55	$1.20	$1.65
Net income per Class A and Class B ordinary share-diluted	$0.52	$1.13	$1.58